Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets

Note 13 - Intangible assets

a)	Composition of intangibles assets as of December 31, 2019 and 2018 is as follows:

		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2019	balance	amortization	31, 2019
			MCh$	MCh$	MCh$	MCh$
Computer equipment system or software	6	3	151,840	314,200	(134,457)	179,743
IT projects and licenses	6	2	12,614	33,352	(28,160)	5,192
Assets generated in business combination			1,406,016	1,544,767	(156,465)	1,388,302
Goodwill	—	—	1,135,392	1,151,019	—	1,151,019
Trademarks	10	8	37,002	51,459	(19,561)	31,898
Customer relationship	12	10	69,259	98,268	(34,951)	63,317
Core deposits	9	7	164,363	244,021	(101,953)	142,068
Other projects	10	1	494	4,055	(2,859)	1,196
Totals			1,570,964	1,896,374	(321,941)	1,574,433

		Remaining	Net assets as			Net assets as
	Useful	amortization	of January 1,	Gross	Accumulated	of December
Concept	life years	years	2018	balance	amortization	31, 2018
			MCh$	MCh$	MCh$	MCh$
Computer equipment system or software	6	3	113,355	263,179	(111,339)	151,840
IT projects and licenses	6	2	16,663	42,601	(29,987)	12,614
Assets generated in business combination			1,431,990	1,518,599	(112,583)	1,406,016
Goodwill	—	—	1,126,663	1,135,392	—	1,135,392
Trademarks	10	8	42,106	51,432	(14,430)	37,002
Customer relationship	12	10	76,038	93,591	(24,332)	69,259
Core deposits	9	7	187,183	238,184	(73,821)	164,363
Other projects	10	1	646	3,645	(3,151)	494
Totals			1,562,654	1,828,024	(257,060)	1,570,964

b)	Movements on gross balances of intangible assets as of December 31, 2019 and 2018 are as follows:

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2019	263,179	42,601	383,207	1,135,392	3,645	1,828,024
Acquisitions	53,140	80	—	—	—	53,220
Exchange differences	5,308	20	12,876	15,627	—	33,831
Others	(7,427)	(9,349)	(2,335)	—	410	(18,701)
Balances as of December 31, 2019	314,200	33,352	393,748	1,151,019	4,055	1,896,374

Note 13 - Intangible assets, continued

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Goodwill	Other projects	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2018	203,080	42,474	375,952	1,126,663	3,645	1,751,814
Acquisitions	58,085	111	—	—	—	58,196
Disposals	(147)	—	—	—	—	(147)
Exchange differences	2,161	16	7,255	8,729	—	18,161
Balances as of December 31, 2018	263,179	42,601	383,207	1,135,392	3,645	1,828,024

c)	Movements on accumulated amortization of intangible assets for the years ended December 31, 2019 and 2018 are as follows:

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Other projects	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2019	(111,339)	(29,987)	(112,583)	(3,151)	(257,060)
Amortization for the year	(30,363)	(2,809)	(40,816)	(152)	(74,140)
Disposals	3	—	—	—	3
Exchange differences	(2,995)	(14)	(4,648)	—	(7,657)
Others	10,237	4,650	1,582	444	16,913
Balances as of December 31, 2019	(134,457)	(28,160)	(156,465)	(2,859)	(321,941)

	Computer		Assets
	equipment		generated in
	system or	IT projects	business
	software	and licenses	combination	Other projects	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2018	(89,725)	(25,811)	(70,625)	(2,999)	(189,160)
Amortization for the year	(20,868)	(4,164)	(40,976)	(150)	(66,158)
Exchange differences	(746)	(12)	(982)	(2)	(1,742)
Balances as of December 31, 2018	(111,339)	(29,987)	(112,583)	(3,151)	(257,060)

Note 13 - Intangible assets, continued

d)	Impairment

Itaú Corpbanca evaluates, at the end of each reporting period, whether there is any indication of impairment of any asset (including Goodwill). If this indication exists, or when an impairment test is required, the Bank estimates the recoverable amount of the asset.

As of December 31, 2019 and 2018 there is no indication nor concrete evidence of impairment (see details in note 30). As of the date of these Consolidated Financial Statements, there have been no events that require the recognition of impairment.

e)	Restrictions

Itaú Corpbanca and its subsidiaries have no restrictions on intangible assets as of December 31, 2019 and 2018. In addition, no intangible assets have been pledged as collateral to secure the fulfillment of any obligations. Moreover, there are no amounts owed by the Bank on intangible assets as of the aforementioned dates.